Cover	Sep. 28, 2021
Cover [Abstract]
Entity Registrant Name	PARKERVISION, INC.
Entity Central Index Key	0000914139
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Sep. 28, 2021
Entity File Number	000-22904
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	59-2971472
Entity Address Address Line 1	4446-1A Hendricks Avenue Suite 354
Entity Address City Or Town	Jacksonville
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32256
City Area Code	904
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	732-6100
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	PRKR